Investments Components of Net Realized Gains (Losses) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Gain (Loss) on Securities [Line Items]
Debt Securities, Available-for-sale, Realized Gain	$ 25.2
Equity Securities, FV-NI, Realized Gain	290.7
Debt and Equity Securities, Realized Gains	315.9
Debt Securities, Available-for-sale, Realized Loss	(119.6)
Equity Securities, FV-NI, Realized Loss	(25.6)
Debt and Equity Securities, Realized Losses	(145.2)
Debt Securities, Available-for-sale, Realized Gain (Loss), Excluding Other-than-temporary Impairment	(94.4)
Equity Securities, FV-NI, Realized Gain (Loss)	265.1
Net realized gains (losses) on security sales	170.7
Gross realized gains on securities sales		$ 175.9	$ 193.9
Available-for-sale Securities, Gross Realized Losses		(64.7)	(40.0)
Available-for-sale Securities, Gross Realized Gain (Loss), Excluding Other than Temporary Impairments		115.7	155.8
Available-for-sale Securities, Gross Realized Gain (Loss) and Litigation, Excluding Other than Temporary Impairments		112.4	154.3
Unrealized Gain (Loss) on Hybrid Instrument, Net	(10.4)	(1.6)	2.1
Equity Securities, FV-NI, Unrealized Gain (Loss)	(497.5)
Derivative, Gain (Loss) on Derivative, Net	0.0	0.0	(20.0)
Net holding period gains (losses) on securities	(507.9)
Net holding period gains (losses) on securities		(1.6)	(17.9)
Realized Gain on Litigation Settlements	0.0	1.2	0.4
Other than Temporary Impairment Losses, Portion Recognized in Earnings, Net of Sales, Debt and Equity Securities	0.0	11.6	25.6
Other than Temporary Impairment Losses, Portion Recognized in Earnings, Net of Sales	(68.3)	(61.2)	(85.3)
Total net realized gains (losses) on securities	(405.5)
Total net realized gains (losses) on securities		49.6	51.1
U.S. government obligations
Gain (Loss) on Securities [Line Items]
Debt Securities, Available-for-sale, Realized Gain	6.7
Debt Securities, Available-for-sale, Realized Loss	(98.7)
Debt Securities, Available-for-sale, Realized Gain (Loss), Excluding Other-than-temporary Impairment	(92.0)
State and local government obligations
Gain (Loss) on Securities [Line Items]
Debt Securities, Available-for-sale, Realized Gain	9.5
Debt Securities, Available-for-sale, Realized Loss	(2.9)
Debt Securities, Available-for-sale, Realized Gain (Loss), Excluding Other-than-temporary Impairment	6.6
Corporate debt securities
Gain (Loss) on Securities [Line Items]
Debt Securities, Available-for-sale, Realized Gain	2.4
Debt Securities, Available-for-sale, Realized Loss	(10.4)
Debt Securities, Available-for-sale, Realized Gain (Loss), Excluding Other-than-temporary Impairment	(8.0)
Residential mortgage-backed securities
Gain (Loss) on Securities [Line Items]
Debt Securities, Available-for-sale, Realized Gain	0.0
Debt Securities, Available-for-sale, Realized Loss	(0.1)
Debt Securities, Available-for-sale, Realized Gain (Loss), Excluding Other-than-temporary Impairment	(0.1)
Commercial mortgage-backed securities
Gain (Loss) on Securities [Line Items]
Debt Securities, Available-for-sale, Realized Gain	2.0
Debt Securities, Available-for-sale, Realized Loss	(6.3)
Debt Securities, Available-for-sale, Realized Gain (Loss), Excluding Other-than-temporary Impairment	(4.3)
Other than Temporary Impairment Losses, Portion Recognized in Earnings, Net of Sales, Debt and Equity Securities	0.0
Other asset-backed securities
Gain (Loss) on Securities [Line Items]
Debt Securities, Available-for-sale, Realized Gain	0.1
Debt Securities, Available-for-sale, Realized Loss	(1.1)
Debt Securities, Available-for-sale, Realized Gain (Loss), Excluding Other-than-temporary Impairment	(1.0)
Redeemable preferred stocks
Gain (Loss) on Securities [Line Items]
Debt Securities, Available-for-sale, Realized Gain	4.5
Debt Securities, Available-for-sale, Realized Loss	(0.1)
Debt Securities, Available-for-sale, Realized Gain (Loss), Excluding Other-than-temporary Impairment	4.4
Other than Temporary Impairment Losses, Portion Recognized in Earnings, Net of Sales, Debt and Equity Securities	0.0
Short-term investments
Gain (Loss) on Securities [Line Items]
Debt Securities, Available-for-sale, Realized Gain	0.0
Debt Securities, Available-for-sale, Realized Loss	0.0
Debt Securities, Available-for-sale, Realized Gain (Loss), Excluding Other-than-temporary Impairment	0.0
Nonredeemable preferred stocks
Gain (Loss) on Securities [Line Items]
Equity Securities, FV-NI, Realized Gain	4.1
Equity Securities, FV-NI, Realized Loss	(3.9)
Equity Securities, FV-NI, Realized Gain (Loss)	0.2
Common equities
Gain (Loss) on Securities [Line Items]
Equity Securities, FV-NI, Realized Gain	286.6
Equity Securities, FV-NI, Realized Loss	(21.7)
Equity Securities, FV-NI, Realized Gain (Loss)	264.9
Other than Temporary Impairment Losses, Portion Recognized in Earnings, Net of Sales, Debt and Equity Securities	0.0	11.2	0.3
Fixed Maturities and Short Term [Member]
Gain (Loss) on Securities [Line Items]
Gross realized gains on securities sales		74.5	120.7
Available-for-sale Securities, Gross Realized Losses		(46.6)	(19.0)
Available-for-sale Securities, Gross Realized Gain (Loss), Excluding Other than Temporary Impairments		27.9	101.7
Fixed Maturities and Short Term [Member] | U.S. government obligations
Gain (Loss) on Securities [Line Items]
Gross realized gains on securities sales		6.2	24.6
Available-for-sale Securities, Gross Realized Losses		(28.7)	(2.4)
Available-for-sale Securities, Gross Realized Gain (Loss), Excluding Other than Temporary Impairments		(22.5)	22.2
Fixed Maturities and Short Term [Member] | State and local government obligations
Gain (Loss) on Securities [Line Items]
Gross realized gains on securities sales		10.5	16.0
Available-for-sale Securities, Gross Realized Losses		(0.1)	(1.6)
Available-for-sale Securities, Gross Realized Gain (Loss), Excluding Other than Temporary Impairments		10.4	14.4
Fixed Maturities and Short Term [Member] | Corporate debt securities
Gain (Loss) on Securities [Line Items]
Gross realized gains on securities sales		20.3	43.3
Available-for-sale Securities, Gross Realized Losses		(5.1)	(2.5)
Available-for-sale Securities, Gross Realized Gain (Loss), Excluding Other than Temporary Impairments		15.2	40.8
Fixed Maturities and Short Term [Member] | Residential mortgage-backed securities
Gain (Loss) on Securities [Line Items]
Gross realized gains on securities sales		23.8	2.5
Available-for-sale Securities, Gross Realized Losses		(0.4)	(0.2)
Available-for-sale Securities, Gross Realized Gain (Loss), Excluding Other than Temporary Impairments		23.4	2.3
Fixed Maturities and Short Term [Member] | Commercial mortgage-backed securities
Gain (Loss) on Securities [Line Items]
Gross realized gains on securities sales		4.9	13.3
Available-for-sale Securities, Gross Realized Losses		(5.3)	(5.6)
Available-for-sale Securities, Gross Realized Gain (Loss), Excluding Other than Temporary Impairments		(0.4)	7.7
Fixed Maturities and Short Term [Member] | Other asset-backed securities
Gain (Loss) on Securities [Line Items]
Gross realized gains on securities sales		0.3	0.0
Available-for-sale Securities, Gross Realized Losses		(0.4)	0.0
Available-for-sale Securities, Gross Realized Gain (Loss), Excluding Other than Temporary Impairments		(0.1)	0.0
Fixed Maturities and Short Term [Member] | Redeemable preferred stocks
Gain (Loss) on Securities [Line Items]
Gross realized gains on securities sales		8.5	20.9
Available-for-sale Securities, Gross Realized Losses		(6.4)	(6.6)
Available-for-sale Securities, Gross Realized Gain (Loss), Excluding Other than Temporary Impairments		2.1	14.3
Fixed Maturities and Short Term [Member] | Short-term investments
Gain (Loss) on Securities [Line Items]
Gross realized gains on securities sales		0.0	0.1
Available-for-sale Securities, Gross Realized Losses		(0.2)	(0.1)
Available-for-sale Securities, Gross Realized Gain (Loss), Excluding Other than Temporary Impairments		(0.2)	0.0
Fixed maturities
Gain (Loss) on Securities [Line Items]
Other than Temporary Impairment Losses, Portion Recognized in Earnings, Net of Sales, Debt and Equity Securities	0.0	0.4	25.3
Fixed maturities | Commercial mortgage-backed securities
Gain (Loss) on Securities [Line Items]
Other than Temporary Impairment Losses, Portion Recognized in Earnings, Net of Sales, Debt and Equity Securities		0.4	0.0
Fixed maturities | Redeemable preferred stocks
Gain (Loss) on Securities [Line Items]
Other than Temporary Impairment Losses, Portion Recognized in Earnings, Net of Sales, Debt and Equity Securities		0.0	25.3
Equity securities
Gain (Loss) on Securities [Line Items]
Gross realized gains on securities sales		101.4	73.2
Available-for-sale Securities, Gross Realized Losses		(18.1)	(21.0)
Available-for-sale Securities, Gross Realized Gain (Loss), Excluding Other than Temporary Impairments		83.3	52.2
Equity securities | Nonredeemable preferred stocks
Gain (Loss) on Securities [Line Items]
Gross realized gains on securities sales		58.4	11.9
Available-for-sale Securities, Gross Realized Losses		(5.9)	(5.3)
Available-for-sale Securities, Gross Realized Gain (Loss), Excluding Other than Temporary Impairments		52.5	6.6
Equity securities | Common equities
Gain (Loss) on Securities [Line Items]
Gross realized gains on securities sales		43.0	61.3
Available-for-sale Securities, Gross Realized Losses		(12.2)	(15.7)
Available-for-sale Securities, Gross Realized Gain (Loss), Excluding Other than Temporary Impairments		30.8	45.6
Other Assets [Member]
Gain (Loss) on Securities [Line Items]
Other than Temporary Impairment Losses, Portion Recognized in Earnings, Net of Sales	$ (68.3)	$ (49.6)	$ (59.7)